                           JPMORGAN U.S. EQUITY FUNDS

                           JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP GROWTH FUND

                               SELECT CLASS SHARES

                         SUPPLEMENT DATED APRIL 10, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

         Effective May 1, 2003, the shareholder servicing fee of 0.25% of average daily net assets will be implemented for Select Class Shares of the Mid Cap Value and Small Cap Growth Funds.

         On page 52, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Select Class Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

MANAGEMENT FEES                                                                             0.70%
DISTRIBUTION  (RULE 12b-1) FEES                                                             None
SHAREHOLDER SERVICE FEES                                                                    0.25%
OTHER EXPENSES(1)                                                                           2.80%
---------------------------------------------------------------------------------- ------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                             3.75%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                                    (2.75%)
---------------------------------------------------------------------------------- ------------------------
NET EXPENSES(2)                                                                             1.00%
---------------------------------------------------------------------------------- ------------------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Select Class Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of its average daily net assets through 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 52, the information under the heading EXAMPLE, with respect to the Select Class Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.00% through 4/30/03, and 2.00% thereafter through 4/30/12.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
YOUR COST ($)                                       102           531             985            2,247
(WITH OR WITHOUT REDEMPTION)
----------------------------------------------- ------------ -------------- ---------------- ---------------

         On page 62, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Select Class Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:

MANAGEMENT FEES                                                                              0.80%
DISTRIBUTION  (RULE 12b-1) FEES                                                               None
SHAREHOLDER SERVICE FEES                                                                     0.25%
OTHER EXPENSES(1)                                                                            5.27%
------------------------------------------------------------------------------------ -----------------------
TOTAL ANNUAL OPERATING EXPENSES                                                              6.32%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                                     (5.22)%
------------------------------------------------------------------------------------ -----------------------
NET EXPENSES                                                                                 1.10%
------------------------------------------------------------------------------------ -----------------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Select Class Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% of its average daily net assets until 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 62, the information under the heading EXAMPLE, with respect to the Select Class Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.10% through 4/30/03, and 2.10% thereafter through 4/30/12.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.


                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
YOUR COST ($)                                       112           561            1,037           2,352
(WITH OR WITHOUT REDEMPTION)
----------------------------------------------- ------------ -------------- ---------------- ---------------

                                                                 SUP-USEQSEL-403

                           JPMORGAN U.S. EQUITY FUNDS

                           JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP GROWTH FUND

                           INSTITUTIONAL CLASS SHARES

                         SUPPLEMENT DATED APRIL 10, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

         Effective May 1, 2003, a shareholder servicing fee of 0.10% of average daily net assets will be implemented for Institutional Class Shares of the Mid Cap Value and Small Cap Growth Funds.

         On page 16, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Institutional Class Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

MANAGEMENT FEES                                                                             0.70%
DISTRIBUTION  (RULE 12b-1) FEES                                                             None
SHAREHOLDER SERVICE FEES                                                                    0.10%
OTHER EXPENSES(1)                                                                           2.60%
---------------------------------------------------------------------------------- ------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                             3.40%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                                    (2.65%)
---------------------------------------------------------------------------------- ------------------------
NET EXPENSES(2)                                                                             0.75%
---------------------------------------------------------------------------------- ------------------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Institutional Class Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets through 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 16, the information under the heading EXAMPLE, with respect to the Institutional Class Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 0.75% through 4/30/03, and 1.75% through 4/30/12.

This example is for comparison only; the actual return of the Institutional Class Shares and your actual costs may be higher or lower.

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
YOUR COST ($)                                       77            453             855            1,979
(WITH OR WITHOUT REDEMPTION)
----------------------------------------------- ------------ -------------- ---------------- ---------------

         On page 20, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Institutional Class Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:

MANAGEMENT FEES                                                                              0.80%
DISTRIBUTION (RULE 12b-1) FEES                                                                None
SHAREHOLDER SERVICE FEES                                                                     0.10%
OTHER EXPENSES(1)                                                                            5.86%
------------------------------------------------------------------------------------ -----------------------
TOTAL ANNUAL OPERATING EXPENSES                                                              6.76%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                                     (5.91%)
------------------------------------------------------------------------------------ -----------------------
NET EXPENSES                                                                                 0.85%
------------------------------------------------------------------------------------ -----------------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Institutional Class Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.85% of its average daily net assets until 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 20, the information under the heading EXAMPLE, with respect to the Institutional Class Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 0.85% through 4/30/03, and 1.85% through 4/30/12.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
YOUR COST ($)                                       87            484             907            2,087
(WITH OR WITHOUT REDEMPTION)
----------------------------------------------- ------------ -------------- ---------------- ---------------


                                                                   SUP-USEQI-403

                                       2